Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Time Deposits, $100,000 or More, Foreign	$ 0.1
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	50.5	$ 52.8
Other Long-term Investments	13.0	18.8
Marketable Securities, Noncurrent	11.2	10.9
Deferred Finance Costs, Noncurrent, Net	1.7	1.5
Deposits Assets, Noncurrent	1.8	11.5
Other Assets, Miscellaneous, Noncurrent	1.3	0.1
Other Assets, Noncurrent	$ 79.5	$ 95.6